Cash and cash equivalents (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash on hand	₩ 15,121		₩ 2,355
Deposits in banks	8,349,311		4,148,217
Total	₩ 8,364,432	₩ 3,508,608	₩ 4,150,572	₩ 8,585,634	₩ 30,581,556